Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2018
Disclosure of summary of significant accounting policies [Abstract]
Business combinations
(a)	Basis of consolidation

(i)	Business combinations

The Group accounts for business combinations (except entities acquired under common control) using the acquisition method when control is transferred to the Group (see 3(a)(ii)). The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment (see 3(f)(ii)). Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not re-measured and settlement is accounted for within equity. Otherwise, other contingent consideration is re-measured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

If share-based payment awards (replacement awards) are required to be exchanged for awards held by the acquiree’s employees (acquiree’s awards), then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extent to which the replacement awards relate to pre-combination service.

(ii)	Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

(iii)	Entities acquired under common control

Entities acquired under common control or transactions accounted for in a manner similar to a pooling-of-interests (for example, a reorganization of entities under common control) are accounted under the “book value” accounting, where the Company recognizes the assets acquired and liabilities assumed using the book values of the transferor. When the consolidated financial statements are issued for a period that includes the date the common control transaction occurred, the Company’s consolidated financial statements of all prior periods are retrospectively revised to the earliest date presented.

(iv)	Non-controlling interests

Non-controlling interests are measured initially at the proportionate share of the acquiree’s identifiable net assets at the date of acquisition.

Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Foreign currency transactions
(b)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group entities at exchange rates ruling at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated to the functional currency at the exchange rate when the fair value was determined. Foreign currency differences are generally recognized in profit or loss. Non-monetary items that are measured based on historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into RMB at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into RMB at the exchange rates at the dates of the transactions.

Foreign currency differences are recognized in other comprehensive income and accumulated in the translation reserve.

Financial instruments
(c)	Financial instruments

The Group classifies non-derivative financial assets into the following categories: financial assets at fair value through profit or loss, held-to-maturity financial assets, loans and receivables and available-for-sale financial assets.

The Group classifies non-derivative financial liabilities into the following categories: financial liabilities at fair value through profit or loss and other financial liabilities.

(i)	Non-derivative financial assets and financial liabilities – Recognition and de-recognition

The Group initially recognizes loans and receivables and debt securities issued on the date when they are originated. All other financial assets and financial liabilities are initially recognized on the trade date when the entity becomes a party to the contractual provisions of the instrument.

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognized financial assets that is created or retained by the Group is recognized as a separate asset or liability.

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire.

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(ii)	Non-derivative financial assets – Measurement

A financial asset is classified as at fair value through profit or loss if it is classified as held-for-trading or is designated as such on initial recognition. Directly attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value and changes therein, including any interest or dividend income, are recognized in profit or loss.

Held-to-maturity financial assets are initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method.

Loans and receivables are initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method.

Available-for-sale financial assets are initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses and foreign currency differences on debt instruments, are recognized in other comprehensive income and accumulated in the fair value reserve. When these assets are derecognized, the gain or loss accumulated in equity is reclassified to profit or loss.

(iii)	Non-derivative financial liabilities – Measurement

A financial liability is classified as at fair value through profit or loss if it is classified as held-for-trading or is designated as such on initial recognition. Directly attributable transaction costs are recognized in profit or loss as incurred. Financial liabilities at fair value through profit or loss are measured at fair value and changes therein, including any interest expense, are recognized in profit or loss.

Other non-derivative financial liabilities are initially measured at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

Property and equipment
(d)	Property and equipment

(i)	Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses (Note 3(f)).

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and any other costs directly attributable to bringing the asset to a working condition for its intended use.

Construction in progress represents property under construction and equipment pending installation, and is stated at cost less impairment losses (Note 3(f)). Capitalization of these costs ceases and the construction in progress is transferred to property and equipment when the asset is substantially ready for its intended use. No depreciation is provided in respect of construction in progress.

Gains or losses arising from the retirement or disposal of an item of property and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of retirement or disposal.

(ii)	Subsequent costs

The cost of replacing a component of an item of property and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the component will flow to the Group, and its cost can be measured reliably. The carrying amount of the replaced component is derecognized. The costs of the day-to-day servicing of property, and equipment are recognized in profit or loss as incurred.

(iii)	Depreciation

Items of property and equipment are depreciated from the date that they are available for use or, in respect of self-constructed assets, from the date that the asset is completed and ready for use. Depreciation is calculated to write off the cost of items of property and equipment less their estimated residual values using the straight-line basis over their estimated useful lives. Leasehold improvements are depreciated over the shorter of the lease term or their useful lives.
The estimated useful lives for the current and comparative years of significant property and equipment are as follows:

Motor vehicles	5~10 years
Furniture, fixtures and other equipment	5~10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Intangible assets
(e)	Intangible assets

(i)	Goodwill

Goodwill is presented with intangible assets and is measured at cost less accumulated impairment losses (Note 3(f)).

(ii)	Trademark

Trademark is not amortized when its useful life is assessed to be indefinite, which is reviewed annually to determine whether events and circumstances continue to support the indefinite useful life assessment. The change in the useful life assessment from indefinite to finite is accounted for prospectively from the date of change and in accordance with the policy for amortization of intangible assets with finite lives.

(iii)	Other intangible assets

Other intangible assets that have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses (Note 3(f)). Other intangible assets are student relationships that arose from the acquisition of Tianma Experimental.

(iv)	Amortization

Amortization of intangible assets with finite useful lives is recognized in profit or loss on a straight-line method to reflect the expected departure rate over the remaining useful life of the asset, other than goodwill, from the date that they are available for use. The estimated useful lives of student relationships are 1~15 years.

Amortization methods and useful lives are reviewed at each reporting date and adjusted if appropriate.

Impairment
(f)	Impairment

(i)	Non-derivative financial assets

A financial asset not classified as at fair value through profit or loss, including an interest in an equity-accounted investee, is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset, and that loss event had an impact on the estimated future cash flows of that asset that can be estimated reliably.

Objective evidence that financial assets are impaired includes:

•	default or delinquency by a debtor;

•	restructuring of an amount due to the Group on terms that the Group would not consider otherwise;

•	indications that a debtor or issuer will enter bankruptcy;

•	adverse changes in the payment status of borrowers or issuers;

•	the disappearance of an active market for a security because of financial difficulties; or

•	observable data indicating that there is a measurable decrease in the expected cash flows from a group of financial assets.

The Group considers evidence of impairment for financial assets measured at amortized cost (other receivables) at both a specific asset and collective level. All individually significant receivables are assessed for specific impairment. All individually significant receivables found not to be specifically impaired are then collectively assessed for any impairment that has been incurred but not yet identified. Receivables that are not individually significant are collectively assessed for impairment by grouping together receivables with similar risk characteristics.

In assessing collective impairment the Group uses historical trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

(ii)	Non-financial assets

The carrying amounts of the Group’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill and indefinite-lived intangible assets are tested annually for impairment.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash-generating units (“CGU”s). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

An impairment loss in respect of goodwill is not reversed. In respect of other non-financial assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Cash and cash equivalents
(g)	Cash and cash equivalents

Cash and cash equivalents in the consolidated statements of financial position comprise cash at banks and on hand and cash equivalents with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

Term Deposit
(h)	Term Deposit
  Term deposits comprise highly liquid investments with original maturities of greater than three months, but less than twelve months.

Employee benefits
(i)	Employee benefits

(i)	Defined contribution plan

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees. Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at 34.4% to 41.4% of the deemed salary rate announced annually by the local government authorities.

The Group has no other material obligation for payment of pension benefits associated with those schemes beyond the annual contributions described above.

(ii)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A provision is recognized for the amount expected to be paid under short-term cash bonus or other short-term benefits if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

Provisions and contingent liabilities
(j)	Provisions and contingent liabilities

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Revenue
(k)	Revenue

The Group recognize revenue when persuasive evidence of an arrangement exists, delivery of the goods or services has occurred, the sales price reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.
The primary sources of the Group’s revenues are as follows:

Educational programs and services

The Group’s revenue is principally derived from the rendering of boarding school education services to students. The Group offers basic educational and international programs at the primary school, middle school and high school grades. The basic educational program provides curricula and coursework mandated by the PRC government. The international program provides students the opportunity to earn both their PRC school diplomas and to prepare for admissions to overseas educational institutions.

Tuition fees are received at the beginning of each school year. Each school year is comprised of two semesters. The first semester starts in September and ends in January. The second semester starts the following month in February and ends in June.

Tuition fees contain multiple components consisting of the delivery of education, after-school enrichment program, accommodations, meals, and transportation services (collectively, “education services”) and delivery of educational books and related materials (“education materials”). The Group allocates the total tuition fees into educational services and educational materials based on their relative fair value. The components within education services were not further separated since revenue recognition for the components occurs at the same time and the components belong to the same category of revenue, which is service revenue.

Revenue attributable to education services is recognized on a straight-line basis over the school year since the services are performed by an indeterminate number of acts over a specified period of time and there is no evidence that some other method better represents the stage of completion.   Revenue attributable to educational materials is recognized upon the delivery of the products to the students, which is when the risks and rewards have been transferred to the students. Tuition fees not yet earned are recorded as deferred revenue.

For the periods presented, revenue recognized for the delivery of educational materials was insignificant and occurred during the same year that revenue for the delivery of education services was recognized.

Management services

The Group also provides education and management services to schools, including but not limited to logistic, management and consulting services. Revenue is recognized upon the delivery of service.

Others

Others mainly include revenue derived from educational training services, overseas study consulting services and hotel management.

Educational training services.
The Group provides various extracurricular courses to arouse students’ interest and broaden their both academic and nonacademic
outlook. Tuition is generally collected in advance and is initially recorded as deferred revenue. Revenue derived from providing educational training services is recognized on a straight-line basis over the period of the courses.

Overseas study consulting services.
It represents revenue from the provision of study trip and consulting services for overseas studies. Revenue is recognized upon the delivery progress of services.

Hotel management.
The Group provides accommodation service for students’ parents, visitors, and event participants to the Group’s education park, and revenue is recognized when the service is provided to customers.

Government grants
(l)	Government grants

Government grants are recognized in the statements of profit or loss and other comprehensive income when the grants are unconditional and become receivable. Grants that compensate the Group for expenses incurred are recognized as income in profit or loss on a systematic basis in the same periods in which the expenses are incurred.

Lease payments
(m)	Lease payments

Payments made under operating lease are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expenses over the term of the lease.

Finance income and finance costs
(n)	Finance income and finance costs

Finance income comprises interest income. Interest income is recognized on accrual basis during the interest-bearing deposits period.

Finance costs comprise interest expense on borrowings. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss.

Foreign currency gains and losses are reported on a net basis as either finance income or finance expense depending on whether foreign currency changes are in a net gain or net loss position.

Income tax expense
(o)	Income tax expense

Income tax expense comprises current tax and movements in deferred tax assets and liabilities. Current tax and movements in deferred tax assets and liabilities are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets also arise from unused tax losses and unused tax credits.

Deferred tax is not recognized for the following temporary differences: taxable temporary differences arising on the initial recognition of goodwill; the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit, and differences relating to investments in subsidiaries to the extent that, in the case of taxable differences, the Group controls the timing of the reversal and it is probable they will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future.

The amount of deferred tax recognized is measured based on the expected manner of realization or settlement of the carrying amount of the assets and liabilities, using tax rates enacted or substantively enacted at the reporting date.

Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets are offset against deferred tax liabilities, if there is a legal enforceable right to offset current tax assets and current tax liabilities, and in the case of current tax assets and liabilities, the Group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously, or in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same tax authority on the same taxable entity.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. The carrying amount of a deferred tax asset is reviewed at each reporting date and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilized. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

In determining the amount of current and deferred tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such determination is made.

Earnings per share
(p)	Earnings per share

Basic earnings per share (“basic EPS”) is calculated by dividing the profit by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share (“diluted EPS”) is similar to basic earnings per share but presents the dilutive effect on a per share basis of potential ordinary shares (e.g. warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later.

Related parties
(q)	Related parties

For the purposes of these consolidated financial statements, a person or entity is considered to be related to the Group if:

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group.

(ii)	has significant influence over the Group; or of a parent of the Group.

(iii)	is a member of the key management personnel of the Group or of a parent of the Group.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	the entity and the Group are members of the same Group (which means that each parent, subsidiary and fellow subsidiary is related to the other).

(ii)	one entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of the Group of which the other entity is a member).

(iii)	both entities are joint ventures of the same third party.

(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)	the entity is controlled or jointly controlled by a person identified in (a).

(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended June 30, 2018
(r)	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended June 30, 2018

Up to the date of issue of these consolidated financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended June 30, 2018 and which have not been adopted in these consolidated financial statements. These include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
IFRS 9, Financial Instruments	January 1, 2018
IFRS 15, Revenue for Contracts with Customers	January 1, 2018
IFRS 16, Leases	January 1, 2019
Amendments to IFRS 9, Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IFRS 3, Business combinations	January 1, 2019
Amendments to IFRS 11, Joint Arrangements	January 1, 2019
Amendments to IAS 12, Income Taxes	January 1, 2019
Amendments to IAS 19, Employee Benefits	January 1, 2019
Amendments to IAS 28, Investments in Associates and Joint Ventures	January 1, 2019

IFRS 9 “Financial Instruments” addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules of hedge accounting and a new impairment model for financial assets, and should be applied in an entity’s IFRS financial statements for annual reporting periods beginning on or after January 1, 2018. Earlier application is permitted. The Group will adopt IFRS 9 in the financial reporting period commencing July 1, 2018. The Group has completed the review of IFRS 9 and does not expect the new guidance to have a significant impact on the reclassification and measurement of its financial assets.

In May 2014, IASB issue IFRS15-“Revenue from Contracts with Customers”. The core principle of IFRS 15 is that an entity will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve the principle, a company should follow five steps:

1.	Identify the contract with a customer

2.	Identify the performance obligations in the contract

3.	Determine the transaction price

4.	Allocate the transaction price to the performance obligations in the contract

5.	Recognize revenue when (or as) the entity satisfies a performance obligation

The standard should be applied in an entity’s IFRS financial statements for annual reporting periods beginning on or after 1 January 2018. Earlier application is permitted. The Group will adopt IFRS15 in the financial reporting period commencing July 1, 2018 and elect to apply the "modified retrospective" transition approach to implementation. The Group has completed review of the requirements of IFRS15 against the existing accounting policy and concluded that the adoption of IFRS 15 will not have significant impact on the timing of the Group’s revenue recognition nor on the Group’s equity.

For those new standards with effective date beginning on/after January
1
,
2019
, the Group is in the process of making an assessment of what the impact of these amendments, new standards and interpretations is expected to be in the period of initial application.

Reclassification
(s)	Reclassification
   The comparative figures have been reclassified to conform to current year presentation.